Real Estate Owned, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Real Estate [Abstract]
Real Estate Owned, Net
Note 5. Real Estate Owned, Net
Real Estate Activities
2022 —
For the three months ended March 31, 2022, the Company recorded an impairment charge of $1.6 million on the 4.9 acres of adjacent land located in Pennsylvania to reduce the carrying value of the land to its estimated fair value, which is based on the selling price in the Agreement of Sale. The sale is expected to close in the second quarter of 2022. As the asset satisfied all the requirements to be classified as held-for-sale,
on March 31, 2022, the Company reclassified the land from Real estate owned to Assets held for sale on the consolidated balance sheets.
2021 —
In September 2021, the Company signed a new lease for the vacant space in the office building. The lease commences on December 1, 2021 and has term of 10 years with an option to extend the lease for 5 years. Additionally, the lease provides for a fixed rental payment plus a percentage rent that is based on 6% of the gross sales of the tenant’s business. The lease also provides a 3% increase in rental payment every year.
In November 2021, the Company received notice from a tenant of their intention to terminate its lease effective November 30, 2022. In connection with the lease termination, the Company received a termination fee of $3.1 million, to be amortized to income over the remaining life of the lease.
In December 2021, the Company recorded an impairment charge of $3.4 million on the 4.9 acres of adjacent land in order to reduce the carrying value of the land to its estimated fair value, which is the estimated selling price less the cost of sale.

Real Estate Owned, Net
Real estate owned is comprised of 4.9 acres of adjacent land located in Pennsylvania and a multi-tenant office building, with lease intangible assets and liabilities, located in California. The following table presents the components of real estate owned, net:

	March 31, 2022			December 31, 2021
	Cost	Accumulated Depreciation/ Amortization	Net	Cost	Accumulated Depreciation/ Amortization	Net
Real estate:
Land (1)	$—	$—	$—	$10,000,000	$—	$10,000,000
Building and building improvements	51,725,969	(4,741,596)	46,984,373	51,725,969	(4,418,305)	47,307,664
Tenant improvements	1,854,640	(1,016,689)	837,951	1,854,640	(947,369)	907,271
Furniture and fixtures	236,000	(149,467)	86,533	236,000	(125,867)	110,133

Total real estate	53,816,609	(5,907,752)	47,908,857	63,816,609	(5,491,541)	58,325,068
Lease intangible assets:
In-place lease	14,982,538	(8,929,631)	6,052,907	14,982,538	(7,627,326)	7,355,212
Above-market rent	156,542	(64,372)	92,170	156,542	(59,983)	96,559

Total intangible assets	15,139,080	(8,994,003)	6,145,077	15,139,080	(7,687,309)	7,451,771

Lease intangible liabilities:
Below-market rent	(2,754,922)	1,746,889	(1,008,033)	(2,754,922)	1,496,125	(1,258,797)
Above-market ground lease	(8,896,270)	477,945	(8,418,325)	(8,896,270)	445,357	(8,450,913)

Total intangible liabilities	(11,651,192)	2,224,834	(9,426,358)	(11,651,192)	1,941,482	(9,709,710)

Total real estate	$57,304,497	$(12,676,921)	$44,627,576	$67,304,497	$(11,237,368)	$56,067,129

(1)	The land was reclassified as held-for-sale as of March 31, 2022.

Real Estate Operating Revenues and Expenses
The following table presents the components of real estate operating revenues and expenses that are included in the consolidated statements of operations:

	Three Months Ended March 31,
	2022	2021
Real estate operating revenues:
Lease revenue	$1,754,561	$1,805,874
Other operating income	1,224,893	205,767

Total	$2,979,454	$2,011,641

Real estate operating expenses:
Utilities	$45,334	$33,992
Real estate taxes	346,432	346,354
Repairs and maintenances	157,416	145,246
Management fees	67,868	61,325
Lease expense, including amortization of above-market ground lease (1)	487,163	283,538
Other operating expenses	113,750	100,860

Total	$1,217,963	$971,315

(1)
As discussed in “
Leases
” below, the multi-tenant office building is subject to a ground lease, for which the rent resets every five years. The last rent reset was on November 1, 2020. Based on information available to the Company as of November 1, 2020, including the fact that there was a global pandemic with a potentially significant negative impact on real estate values, the Company estimated the value of the land was no greater than the value on the date of foreclosure and continued to accrue and pay rent at the then-existing rate. On June 2, 2021, the third-party appraisal process was completed, resulting in an increase of the annual base rent to $2.1 million from $1.3 million. The increase in base rent was retroactive back to November 1, 2020. The Company accounted for the change in base rent as a change in accounting estimate; as a result, the increase in rent from November 2020 through March 2021 was recorded in the period in which the change occurred, which is June 2021. Had the new base rent been recorded on November 1, 2020, lease expense including amortization of above-market ground lease would have been $0.5 million for the three months ended March 31, 2021 and total real estate operating expenses would have been $1.2 million for the three months ended March 31, 2021.

Leases
As of March 31, 2022, the Company owned a multi-tenant office building that was leased to four tenants. In addition, the office building is subject to a ground lease whereby the Company is the lessee (or a tenant) to the ground lease. The ground lease had a remaining lease term of 64.6 years as of March 31, 2022, and provides for a new base rent every 5 years based on the greater of the annual base rent for the prior lease year or 9% of the fair market value of the land. The next rent reset on the ground lease is scheduled for November 1, 2025. The Company is currently litigating with the landlord with respect to the appropriate method for determining the fair value of the land for purposes of setting the ground rent — Terra Ocean Ave., LLC v. Ocean Avenue Santa Monica Realty LLC, Superior Court of California, Los Angeles County, Case No. 20STCV34217. The Company believes this determination should be based on comparable sales, while the landlord insists that the rent under the ground lease itself is also relevant. The Company’s position has prevailed in all three of the prior arbitrations to reset the ground rent. Since future rent reset determinations under the ground lease cannot be known at this time, the Company did not include any potential future rent increases in calculating the present value of future rent payments. The Company intends vigorously to pursue the litigation. While the Company believes its arguments will likely prevail, the outcome of the legal proceeding cannot be predicted with certainty. If the landlord prevails, the future rent reset determinations could result in significantly higher ground rent, which would likely result in a significant diminution in the value of the Company’s interest in the ground lease and the office building.
Scheduled Future Minimum Rent Income
Scheduled future minimum rents, exclusive of renewals and expenses paid by tenants, under non-cancelable
operating leases at March 31, 2022 are as follows:

Years Ending December 31,	Total
2022 (April 1 through December 31)	$5,357,817
2023	4,235,538
2024	4,380,043
2025	792,925
2026	816,724
2027	598,943
Thereafter	1,815,497

Total	$17,997,487

Scheduled Annual Net Amortization of Intangibles
Based on the intangible assets and liabilities recorded at March 31, 2022, scheduled annual net amortization of intangibles for each of the next five calendar years and thereafter is as follows:

Years Ending December 31,	Net Decrease in Real Estate Operating Revenue (1)	Increase in Depreciation and Amortization (1)	Decrease in Rent Expense (1)	Total
2022 (April 1 through December 31)	$(680,178)	$3,654,609	$(97,761)	$2,876,670
2023	(139,056)	1,093,878	(130,348)	824,474
2024	(139,056)	1,093,878	(130,348)	824,474
2025	17,556	87,121	(130,348)	(25,671)
2026	17,556	87,121	(130,348)	(25,671)
2027	7,315	36,300	(130,348)	(86,733)
Thereafter	—	—	(7,668,824)	(7,668,824)

Total	$(915,863)	$6,052,907	$(8,418,325)	$(3,281,281)

(1)
Amortization of below-market rent and above-market rent intangibles is recorded as an adjustment to lease revenues; amortization of in-place
lease intangibles is included in depreciation and amortization; and amortization of above-market ground lease is recorded as a reduction to rent expense.

Supplemental Ground Lease Disclosures
Supplemental balance sheet information related to the ground lease was as follows:

	March 31, 2022	December 31, 2021
Operating lease
Operating lease right-of-use asset	$27,391,012	$27,394,936
Operating lease liability	$27,391,012	$27,394,936
Weighted average remaining lease term — operating lease (years)	64.6	64.8
Weighted average discount rate — operating lease	7.6%	7.6%

The component of lease expense for the ground lease was as follows:

	Three Months Ended March 31,
	2022	2021
Operating lease cost (1)	$519,750	$316,125

(1)	The increase in operating lease cost was a result of the ground rent reset described above.
Supplemental
non-cash
information related to the ground lease was as follows:

	Three Months Ended March 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liability:
Operating cash flows from an operating lease	$519,750	$316,125
Right-of-use asset obtained in exchange for lease obligations:
Operating lease	$519,750	$316,125
Maturities of operating lease liability are as follows:

Years Ending December 31,	Operating Lease
2022 (April 1 through December 31)	$1,559,250
2023	2,079,000
2024	2,079,000
2025	2,079,000
2026	2,079,000
2027	2,079,000
Thereafter	122,227,875

Total lease payments	134,182,125
Less: Imputed interest	(106,791,113)

Total	$27,391,012

Note 6. Real Estate Owned, Net
Real Estate Activities
2021 —
In September 2021, the Company signed a new lease for the vacant space in the office building. The lease commences on December 1, 2021 and has term of 10 years with an option to extend the lease for 5 years.

Additionally, the lease provides for a fixed rental payment plus a percentage rent that is based on 6% of the gross sales of the tenant’s business. The lease also provides a 3% increase in rental payment every year.
In November 2021, the Company received notice from a tenant of their intention to terminate its lease effective November 30, 2022. In connection with the lease termination, the Company received a termination fee of $3.1 million, to be amortized to income over the remaining life of the lease.
For the year ended December 31, 2021, the Company recorded an impairment charge on $3.4 million on the 4.9 acres of adjacent land in order to reduce the carrying value of the land to its estimated fair value, which is the estimated selling price less the cost of sale.
2020 —
In June 2020, the Company received a notice from a tenant occupying a portion of the office building that the Company acquired in July 2018 pursuant to a foreclosure of their intention to terminate the lease. In connection with the lease termination effective September 4, 2020, the Company received from the tenant lease termination fee of $0.4 million, which included approximately $0.2 million of cash and $0.2 million of the furniture and fixtures in the office space. The furniture and fixtures have a remaining useful life of 2.5 years and are being depreciated on a straight-line basis over the remaining useful life. Additionally, the Company wrote off the related unamortized in-place
lease intangible assets of $0.9 million, unamortized below-market rent intangible liabilities of $0.6 million and rent receivable of $0.1 million. There was no gain or loss recognized on the lease termination.
Real Estate Owned, Net
Real estate owned is comprised of 4.9 acres of adjacent land located in Pennsylvania and a multi-tenant office building, with lease intangible assets and liabilities, located in California. The following table presents the components of real estate owned, net:

	December 31, 2021			December 31, 2020
	Cost	Accumulated Depreciation/ Amortization	Net	Cost	Accumulated Depreciation/ Amortization	Net
Real estate:
Land	$10,000,000	$—	$10,000,000	$13,395,430	$—	$13,395,430
Building and building improvements	51,725,969	(4,418,305)	47,307,664	51,725,969	(3,125,143)	48,600,826
Tenant improvements	1,854,640	(947,369)	907,271	1,854,640	(670,090)	1,184,550
Furniture and fixtures	236,000	(125,867)	110,133	236,000	(31,467)	204,533

Total real estate	63,816,609	(5,491,541)	58,325,068	67,212,039	(3,826,700)	63,385,339
Lease intangible assets:
In-place lease	14,982,538	(7,627,326)	7,355,212	15,852,232	(6,172,747)	9,679,485
Above-market rent	156,542	(59,983)	96,559	156,542	(42,427)	114,115

Total intangible assets	15,139,080	(7,687,309)	7,451,771	16,008,774	(6,215,174)	9,793,600

Lease intangible liabilities:
Below-market rent	(2,754,922)	1,496,125	(1,258,797)	(3,371,314)	1,702,800	(1,668,514)
Above-market ground lease	(8,896,270)	445,357	(8,450,913)	(8,896,270)	315,008	(8,581,262)

Total intangible liabilities	(11,651,192)	1,941,482	(9,709,710)	(12,267,584)	2,017,808	(10,249,776)

Total real estate	$67,304,497	$(11,237,368)	$56,067,129	$70,953,229	$(8,024,066)	$62,929,163

Real Estate Operating Revenues and Expenses
The following table presents the components of real estate operating revenues and expenses that are included in the consolidated statements of operations:

	Years Ended December 31,
	2021	2020
Real estate operating revenues:
Lease revenue	$7,167,049	$8,150,041
Other operating income	1,727,942	2,273,522

Total	$8,894,991	$10,423,563

Real estate operating expenses:
Utilities	$208,098	$166,003
Real estate taxes	1,401,279	1,925,999
Repairs and maintenances	645,316	659,934
Management fees	271,303	224,732
Lease expense, including amortization of above-market ground lease (1)	2,084,402	1,134,152
Other operating expenses	393,495	394,299

Total	$5,003,893	$4,505,119

(1)
As discussed in “
Leases
” below, the multi-tenant office building is subject to a ground lease, for which the rent resets every five years. The last rent reset was on November 1, 2020. Based on information available to the Company as of November 1, 2020, including the fact that there was a global pandemic with a potentially significant negative impact on real estate values, the Company estimated the value of the land was no greater than the value on the date of foreclosure and continued to accrue and pay rent at the then-existing rate. On June 2, 2021, the third-party appraisal process was completed, resulting in an increase of the annual base rent to $2.1 million from $1.3 million. The increase in base rent was retroactive back to November 1, 2020. The Company accounted for the change in base rent as a change in accounting estimate; as a result, the increase in rent from November 2020 through March 2021 was recorded in the period in which the change occurred, which is June 2021. Had the new base rent been recorded on November 1, 2020, lease expense including amortization of above-market ground lease would have been $1.7 million for the year ended December 31, 2021 and total real estate operating expenses would have been $4.7 million for the year ended December 31, 2021.

Leases
On July 30, 2018, the Company foreclosed on a multi-tenant office building in full satisfaction of a first mortgage and related fees and expenses. In connection with the foreclosure, the Company assumed four leases whereby the Company is the lessor to the leases. These four tenant leases had remaining lease terms ranging from 6.3 years to 8.8 years as of July 30, 2018 and provide for annual fixed rent increases. Each of the three tenant leases provides two options to renew the lease for five years and the remaining tenant lease provides one option to renew the lease for five years.
In addition, the Company assumed a ground lease whereby the Company is the lessee (or a tenant) to the ground lease. The ground lease had a remaining lease term of 68.3 years and provides for a new base rent every 5 years based on the greater of the annual base rent for the prior lease year or 9% of the fair market value of the land. The next rent reset on the ground lease is scheduled for November 1, 2025. The Company is currently litigating with the landlord with respect to the appropriate determination of the fair value of the land, on which the ground rent is based. Since future rent increases on the ground lease are unknown, the Company did not include any potential future rent increases in calculating the present value of future rent payments. The ground lease does not provide for renewal options.
On the date of foreclosure, the Company performed lease classification test on the tenant leases as well as the ground lease in accordance with ASC 840. The result of the lease classification test indicated that the tenant leases and the ground lease shall be classified as operating leases on the date of foreclosure.
Scheduled Future Minimum Rent Income
Scheduled future minimum rents, exclusive of renewals and expenses paid by tenants, under non-cancelable
operating leases at December 31, 2021 are as follows:

Years Ending December 31,	Total
2022	$7,214,814
2023	4,235,538
2024	4,380,043
2025	792,925
2026	816,724
Thereafter	2,414,440

Total	$19,854,484

Scheduled Annual Net Amortization of Intangibles
Based on the intangible assets and liabilities recorded at December 31, 2021, scheduled annual net amortization of intangibles for each of the next five calendar years and thereafter is as follows:

Years Ending December 31,	Net Decrease in Real Estate Operating Revenue (1)	Increase in Depreciation and Amortization (1)	Decrease in Rent Expense (1)	Total
2022	$(926,553)	$4,956,914	$(130,348)	$3,900,013
2023	(139,056)	1,093,878	(130,348)	824,474
2024	(139,056)	1,093,878	(130,348)	824,474
2025	17,556	87,121	(130,348)	(25,671)
2026	17,556	87,121	(130,348)	(25,671)
Thereafter	7,315	36,300	(7,799,173)	(7,755,558)

Total	$(1,162,238)	$7,355,212	$(8,450,913)	$(2,257,939)

(1)
Amortization of below-market rent and above-market rent intangibles is recorded as an adjustment to lease revenues; amortization of in-place
lease intangibles is included in depreciation and amortization; and amortization of above-market ground lease is recorded as a reduction to rent expense.

Supplemental Ground Lease Disclosures
Supplemental balance sheet information related to the ground lease was as follows:

	December 31,
	2021	2020
Operating lease
Operating lease right-of-use asset (1)	$27,394,936	$16,105,888
Operating lease liability	$27,394,936	$16,105,888
Weighted average remaining lease term — operating lease (years)	64.8	65.8
Weighted average discount rate — operating lease	7.6%	7.9%

(1)	The operating lease ROU asset and liability were remeasured at June 30, 2021 based on the new base rent resulting from the ground rent reset.
The component of lease expense for the ground lease was as follows:

	Years Ended December 31,
	2021	2020
Operating lease cost (1)	$2,214,750	$1,264,500

(1)	The increase in operating lease cost was a result of the ground rent reset described above.
Supplemental
non-cash
information related to the ground lease was as follows:

	Years Ended December 31,
	2021	2020
Cash paid for amounts included in the measurement of lease liability:
Operating cash flows from an operating lease	$2,214,750	$1,264,500
Right-of-use asset obtained in exchange for lease obligations:
Operating lease	$2,214,750	$1,264,500
Maturities of operating lease liability are as follows:

Years Ending December 31,	Operating Lease
2022	$2,079,000
2023	2,079,000
2024	2,079,000
2025	2,079,000
2026	2,079,000
Thereafter	124,306,875

Total lease payments	134,701,875
Less: Imputed interest	(107,306,939)

Total	$27,394,936